Schedule of carrying amount of goodwill (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2022	Mar. 31, 2021
TSI Yatra Private Limited [Member]
IfrsStatementLineItems [Line Items]
Goodwill		₨ 103,670	₨ 103,670
Yatra T G Stays Private Limited And Yatra Hotel Solutions Private Limited [Member]
IfrsStatementLineItems [Line Items]
Goodwill	[1]	219,163	219,163
Yatra for Business Private Limited [Member]
IfrsStatementLineItems [Line Items]
Goodwill	[2]	205,358	205,358
Cash-generating units [Member]
IfrsStatementLineItems [Line Items]
Goodwill		₨ 528,191	₨ 528,191

[1]	The recoverable amount of the CGU as at March 31, 2022, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five
[2]	The recoverable amount of the CGU as at March 31, 2022, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a